6. Embedded Debt Conversion Features and Other Equity-linked Instruments	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Embedded Debt Conversion Features and Other Equity-linked Instruments

The Company accounts for variable conversion elements embedded in its convertible instruments that meet the definition of a derivative as liabilities. The variable conversion elements are re-measured at fair value with the changes in the value reported as a component of other income (expense) in the accompanying results of operations. The Company estimates the fair value of the variable conversion element using a Black-Scholes Merton Pricing model based on the variable number of additional shares of common stock the Company is required to issue upon conversion.

The Company periodically, or when specific transactions occur that may have material impacts on the presentation of the financial statements, reviews it outstanding equity and equity-linked instruments to determine the appropriate classification in the accompanying balance sheet, equity or liability (asset). During the period ended September 30, 2015 the company reclassified all of its previously outstanding options and warrants from equity to liability. The determination to reclassify the previously outstanding options and warrants resulted from the issuance of convertible notes payable that are potentially convertible into an unlimited number shares of common stock.

The Company measures and re-measures the fair value of the instruments not classified as permanent equity using a Black Scholes Merton pricing model. The following assumptions were used to estimate the fair value of the Company’s derivative liabilities:

Expected volatility	455%
Expected term (years)	0.75 to 2.80
Dividend yield	0.0%
Risk free rate	0.1%

During the three and nine months ended September 30, 2015 the Company recognized a derivative liability, and corresponding finance fee, with an initial fair value totaling $51,499 associated with the variable conversion element embedded in the convertible notes payable. Finance fees are included as a component of interest expense in the accompanying results of operations.

In August 2015, outstanding options and warrants with an aggregate fair value of $493,161 were reclassified from equity to derivative liability.

As of September 30, 2015 the Company had derivative liability obligations with an aggregate fair value totaling $532,600. During the three and nine months ended September 30, 2015 the Company recognized a gain on the change in the fair value of derivative liabilities totaling $12,010 included as a component of other income (expense) in the accompanying results of operations.

Financial liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurements
	September 30, 2015	Quoted prices in active markets for unobservable identical assets (Level 1)	Significant other inputs (Level 2)	Significant observable inputs (Level 3)
Derivative liability	$532,600	–	–	$532,600

The derivative liabilities are measured at fair value using a Black Sholes Merton Pricing Model. The model is based on assumptions including quoted market prices and estimated volatility factors based on historical quoted market prices for the Company’s common stock, and are classified within Level 3 of the valuation hierarchy

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	September 30, 2015	December 31, 2014

Beginning Balance	$–	$–
Aggregate fair value of derivative issued	$51,449	$–
Liability reclassification for other equity linked instruments	$493,161	$–
Change in fair value of derivative included in results of operations (gain) loss	$(12,010)	$–

Ending Balance	$532,600	$–